Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 29, 2012	Dec. 31, 2011
Fair Value of Financial Instruments
Fair Value of Financial Instruments

7.             Fair Value of Financial Instruments

We apply the provisions of FASB ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value under US GAAP, and enhances disclosures about fair value measurements.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between knowledgeable and willing market participants. Valuation techniques used to measure fair value, as required by FASB ASC 820, must maximize the use of observable inputs and minimize the use of unobservable inputs.

The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value. Our assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. The three levels of input are:

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Our cash and equivalents and short-term investments consist of bank deposits, money market funds, commercial paper and corporate debt securities. Our money market funds are traded in active markets and are recorded at fair value based upon quoted market prices.

We determine the fair value of our bank certificate of deposit, commercial paper and corporate debt securities using other observable inputs which may include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets which are not active, other quoted prices which are directly observable and/or market inputs that are not directly observable, but are derived from or corroborated by other observable market data. Accordingly, we have classified the valuation of these securities as Level 2.

Other financial instruments, including accounts receivable, accounts payable and accrued liabilities, are carried at cost, which we believe approximates fair value because of the short-term maturity of these instruments.

A summary of financial assets measured at fair value on a recurring basis at September 29, 2012 and December 31, 2011 is as follows (in thousands):

	September 29, 2012				December 31, 2011
	Total	Quoted Prices In Active Markets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices In Active Markets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Money market funds	$2,473	$2,473	$—	$—	$5,876	$5,876	$—	$—
Bank certificate of deposit	100	—	100	—	100	—	100	—
Corporate debt securities	1,787	—	1,787	—	2,621	—	2,621	—
Commercial paper	750	—	750	—	—	—	—	—
Total	$5,110	$2,473	$2,637	$—	$8,597	$5,876	$2,721	$—

3. Fair Value of Financial Instruments

        We apply the provisions of FASB ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value under US GAAP, and enhances disclosures about fair value measurements.

        Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The standard establishes a valuation hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizing the use of unobservable inputs by requiring that the most observable inputs be used when available.

        The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value. Our assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. The fair value hierarchy of measurements is categorized into one of the following three levels based on the lowest level of significant input used:

          Level 1—Quoted prices in active markets for identical assets or liabilities.

          Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

          Level 3—Unobservable inputs that are supported by little or no market activity.

        Our cash equivalents and short-term investments consist of bank deposits, money market funds, and corporate debt securities. Our money market funds are traded in active markets and are recorded at fair value based upon quoted market prices.

        We determine the fair value of our bank certificate of deposit and corporate debt securities using other observable inputs which may include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets which are not active, other quoted prices which are directly observable and/or market inputs that are not directly observable, but are derived from or corroborated by other observable market data. Accordingly, we have classified the valuation of these securities as Level 2.

        Other financial instruments, including accounts receivable, accounts payable and accrued liabilities, are carried at cost, which we believe approximates fair value because of the short-term maturity of these instruments.

        A summary of financial assets (in thousands) measured at fair value on a recurring basis at December 31, 2011 and 2010 is as follows:

	December 31, 2011				December 31, 2010
	Total	Quoted Prices In Active Markets (Level 1)	Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Quoted Prices In Active Markets (Level 1)	Significant Unobservable Inputs (Level 3)
Money market funds	$5,876	$5,876	$—	$—	$486	$486	$—
Bank certificate of deposit	100	—	100	—	—	—	—
Corporate debt securities	2,621	—	2,621	—	—	—	—

Total	$8,597	$5,876	$2,721	$—	$486	$486	$—